Nature of Operations and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

Basis of Presentation

In the opinion of management, the unaudited interim condensed consolidated financial statements reflect all adjustments of a normal recurring nature that are necessary for a fair presentation of the results for the interim periods presented. All significant intercompany transactions and balances are eliminated in consolidation. However, the results of operations included in such financial statements may not necessary be indicative of annual results.

The Company uses the same accounting policies in preparing quarterly and annual financial statements. Certain information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the U.S. GAAP have been condensed or omitted. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021 filed with the SEC on September 2, 2022 Form 10-K.

(a)	Basis of Presentation

The consolidated financial statements of Ideanomics, its subsidiaries and VIEs were prepared in accordance with U.S. GAAP and include the assets, liabilities, revenues and expenses of the subsidiaries over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. Intercompany transactions and balances are eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

On an ongoing basis, the Company evaluates its estimates, including those related to the bad debt allowance, collectability of notes receivable, sales returns, fair values of financial instruments, equity investments, stock-based compensation, intangible assets and goodwill, useful lives of intangible assets and property and equipment, asset retirement obligations, income taxes, and contingent liabilities, among others. The Company bases its estimates on assumptions, both historical and forward looking, that are believed to be reasonable, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities.

(b)	Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

On an ongoing basis, the Company evaluates its estimates, including those related to the bad debt allowance, collectability of notes receivable, sales returns, fair values of financial instruments, equity investments, stock-based compensation, intangible assets and goodwill, useful lives of intangible assets and property and equipment, asset retirement obligations, income taxes, and contingent liabilities, among others. The Company bases its estimates on assumptions, both historical and forward looking, that are believed to be reasonable, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities.

Reclassifications	Reclassifications Certain prior year amounts have been reclassified for comparative purposes to conform to the current-period financial statement presentation.
Inventory

Inventory

Inventories, which include the costs of material, labor and overhead, are stated at the lower of cost or net realizable value, with cost generally computed on a FIFO basis. Estimated losses from obsolete and slow-moving inventories are recorded to reduce inventory values to their estimated net realizable value and are charged to costs of revenue. At the point of loss recognition, a new cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in a recovery in carrying value.

The composition of inventory is as follows (in thousands)~~:~~

	June 30, 2022	December 31, 2021
Raw materials	$3,555	$245
Work in progress	14,319	90
Finished goods	5,896	5,824
Total	$23,770	$6,159

The majority of the inventory is held in US Hybrid, Solectrac and Energica entities and represents finished assemblies and sub assemblies to be used in delivering electric powertrain components and electric tractors to customers, respectively.

(j)	Inventory

Inventories, which include the costs of material, labor and overhead, are stated at the lower of cost or net realizable value, with cost generally computed on a first-in, first-out basis. Estimated losses from obsolete and slow-moving inventories are recorded to reduce inventory values to their estimated net realizable value and are charged to costs of revenue. At the point of loss recognition, a new cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in a recovery in carrying value.

The majority of the inventory represents finished assemblies and sub assemblies to be used in delivering electric powertrain components and electric tractors to customers.

There were no inventories as of December 31, 2020, as the inventories were acquired with the 2021 Acquisitions.

The composition of inventory is as follows (in thousands):

December 31,
2021
Raw materials	$245
Work in progress	90
Finished goods	5,824
Total	$6,159

The following table summarizes the movement in the inventory reserve (in thousands):

December 31,
2021
Balance at the beginning of the year	$—
Increases	(856)
Decreases	—
Balance at the end of the year	$(856)

Revenue

Revenue

For product sales, the acquired EV entities consider practical and contractual limitations in determining whether there is an alternative use for the product. For example, long-term design and build contracts are typically highly customized to a customer’s specifications. For contracts with no alternative use and an enforceable right to payment for work performed to date, including a reasonable profit if the contract were terminated at the customer’s convenience for reason other than nonperformance, the acquired EV entities recognize revenue over time. All other product sales are recognized at a point in time.

For contracts recognized over time, the acquired EV entities have historically used the cost-to-total cost method to recognize the revenue over the life of the contract.

For contracts recognized at a point in time, the acquired EV entities recognize revenue when control passes to the customer, which is generally based on shipping terms that address when title and risk and rewards pass to the customer. However, the acquired EV entities also consider certain customer acceptance provisions as certain contracts with customers include installation, testing, certification or other acceptance provisions. In instances where contractual terms include a provision for customer acceptance, the acquired EV entities consider whether they have previously demonstrated that the product meets objective criteria specified by either the seller or customer in assessing whether control has passed to the customer.

For service contracts, the acquired EV entities recognize revenue as the services are rendered if the customer is benefiting from the service as it is performed, or otherwise upon completion of the service. Separately priced extended warranties are recognized as a separate performance obligation over the warranty period.

The transaction price in the acquired EV entities’ contracts consists of fixed consideration and the impact of variable consideration including returns, rebates and allowances, and penalties. Variable consideration is generally estimated using a probability-weighted approach based on historical experience, known trends, and current factors including market conditions and status of negotiations.

For design and build contracts, the acquired entities may at times collect progress payments from the customer throughout the term of the contract, resulting in contract assets or liabilities depending on the timing of the payments. Contract assets consist of unbilled amounts when revenue recognized exceeds customer billings. Contract liabilities consist of advance payments and billings in excess of revenue recognized.

Design and engineering costs for highly complex products to be sold under a long-term production-type contract are deferred and amortized in a manner consistent with revenue recognition of the related contract or anticipated contract. Other design and development costs are deferred only if there is a contractual guarantee for reimbursement. Costs to obtain a contract (e.g., commissions) for contracts greater than one year are deferred and amortized in a manner consistent with revenue recognition of the related contract.

(r)    Revenue Recognition General

The Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. For most of the Company’s customer arrangements, control transfers to customers at a point in time, as that is generally when legal title, physical possession and risk and rewards of goods/services transfer to the customer. In certain arrangements, control transfers over time as the customer simultaneously receives and consumes the benefits as the Company completes the performance obligations.

Our contracts with customers may include multiple performance obligations. For such arrangements, revenue is allocated to each performance obligation based on its relative standalone selling price. Standalone selling prices are based on the observable prices charged to customers or adjusted market assessment or using expected cost-plus margin when one is available. Adjusted market assessment price is determined based on overall pricing objectives taking into consideration market conditions and entity specific factors.

The Company performs an analysis of the relevant terms of its sales contracts, including whether or not it controls the product prior to sale, whether or not it incurs inventory risk, and other factors in order to determine if revenue should be recorded as a principal or agent.

Certain customers may receive discounts or rebates, which are accounted for as variable consideration. Variable consideration is estimated based on the expected amount to be provided to customers, and initially reduces revenues recognized.

The Company records deferred revenues when cash payments are received or due in advance of performance, including amounts which are refundable.

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less. The Company expenses as incurred any commissions or other fees which, if capitalizable, would have an amortization period of less than one year.

The Company recognizes revenue either on a Principal or Agent basis, depending on the terms of the underlying transaction, including the ability to control the product and the level of inventory risk taken. Revenues recognized in a Principal capacity are reported gross, while revenues recognized as an Agent are reported net.

Substantially all of the deferred revenue as of December 31, 2019 was recognized as revenue in the year ended December 31, 2020.

Title, Closing and Appraisal Revenue

Premiums from title insurance policies written by independent agencies are recognized net of commission costs when the policies are reported to the Company upon the closing of a transaction and not before the effective date of the policy. Regulation of title insurance rates varies by state. Premiums are charged to customers based on rates predetermined in coordination with each states’ respective Department of Insurance.

A closing or escrow is a transaction pursuant to an agreement of a buyer, seller, borrower, or lender wherein an impartial third-party, such as the Company, acts in a fiduciary capacity on behalf of the parties in accordance with the terms of such agreement in order to accomplish the directions stated therein. Services provided include, among others, acting as escrow or other fiduciary agent, obtaining releases, and conducting the actual closing or settlement. Closing and escrow fees are recognized upon closing of the escrow, which is generally at the same time of the closing of the related real estate transaction.

Revenue from appraisal services are primarily related to establishing the ownership, legal status and valuation of the property in a real estate transaction. In these cases, the Company does not issue a title insurance policy or perform duties of an escrow agent. Revenues from these services are recognized upon delivery of the service to the customer.

EV and Related Revenue

For product sales, the Company considers practical and contractual limitations in determining whether there is an alternative use for the product. For example, long-term design and build contracts are typically highly customized to a customer’s specifications. For contracts with no alternative use and an enforceable right to payment for work performed to date, including a reasonable profit if the contract were terminated at the customer’s convenience for reason other than nonperformance, the Company recognizes revenue over time. All other product sales are recognized at a point in time.

For contracts recognized over time, revenue is determined each quarter, on the basis of accumulated project expenses in relation to estimated accumulated project expenses upon completion.

For contracts recognized at a point in time, the Company recognizes revenue when control passes to the customer, which is generally based on shipping terms that address when title and risk and rewards pass to the customer. However, the Company also considers certain customer acceptance provisions as certain contracts with customers include installation, testing, certification or other acceptance provisions. In instances where contractual terms include a provision for customer acceptance, the Company considers whether it has previously demonstrated that the product meets objective criteria specified by either the seller or customer in assessing whether control has passed to the customer.

For service contracts, the Company recognizes revenue as the services are rendered if the customer is benefiting from the service as it is performed, or otherwise upon completion of the service. Separately priced extended warranties are recognized as a separate performance obligation over the warranty period.

The transaction price in the contracts consists of fixed consideration and the impact of variable consideration including returns, rebates and allowances, and penalties. Variable consideration is generally estimated using a probability-weighted approach based on historical experience, known trends, and current factors including market conditions and status of negotiations.

For design and build contracts, the Company may at times collect progress payments from the customer throughout the term of the contract, resulting in contract assets or liabilities depending on the timing of the payments. Contract assets consist of unbilled amounts when revenue recognized exceeds customer billings. Contract liabilities consist of advance payments and billings in excess of revenue recognized. Costs to obtain a contract (e.g., commissions) for contracts greater than one year are deferred and amortized in a manner consistent with revenue recognition of the related contract.

The Company enters into contracts with governmental agencies for services and products. These contracts are analyzed in order to determine if they should be accounted for under a revenue recognition model pursuant to ASC 606 or a grant model pursuant to ASC 958. If accounted for pursuant to a grant model, the Company must determine if the grant is conditional or unconditional, and if conditional any barriers exist which must be overcome. If unconditional, the grant is recognized as revenue immediately, and if conditional, the grant is recognized as revenue as and when the barriers are overcome. The significant barrier to the current conditional grants are that the expenses incurred must meet the qualifications as established by the respective governmental agencies, so that the grant revenue is recognized as the qualified expenses are incurred. Revenue recorded pursuant to a grant model are recorded as “Other revenue.”

Product Warranties

Product Warranties

The acquired EV entities’ standard product warranty terms generally include post-sales support and repairs or replacement of a product at no additional charge for a specified period of time. Accruals for estimated expenses related to product warranties are made at the time revenue is recognized and are recorded as a component of costs of revenue. The acquired EV entities estimate the liability for warranty claims based on standard warranties, the historical frequency of claims and the cost to replace or repair products under warranty. Factors that influence the warranty liability include the number of units sold, the length of warranty term, historical and anticipated rates of warranty claims and the cost per claim. The warranty liability as of June 30, 2022 is $0.6 million and is included in “Other long-term liabilities” within the condensed consolidated balance sheet. The warranty liability has not changed substantially subsequent to WAVE’s acquisition.

(l)    Product Warranties

Certain of the Company’s products are sold subject to standard product warranty terms, which generally include post-sales support and repairs or replacement of a product at no additional charge for a specified period of time. Accruals for estimated expenses related to product warranties are made at the time revenue is recognized and are recorded as a component of costs of revenue. The Company estimates the liability for warranty claims based on standard warranties, the historical frequency of claims and the cost to replace or repair products under warranty. Factors that influence the warranty liability include the number of units sold, the length of warranty term, historical and anticipated rates of warranty claims and the cost per claim. The warranty liability as of December 31, 2021 is $0.5 million and is included in “Other current liabilities” within the consolidated balance sheet. The warranty liability has not changed substantially subsequent to WAVE’s acquisition.

Recently Adopted Accounting Pronouncements and Accounting Pronouncements Not Yet Adopted

Recently Adopted Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, which simplifies the accounting for income taxes by removing certain exceptions currently provided for in ASC 740 and by amending certain other requirements of ASC 740. The Company adopted ASU 2019-12 effective January 1, 2021. The effect of the adoption of ASU 2019-12 was not material.

In August 2020, the FASB issued ASU No. 2020-06, which simplifies the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current U.S. GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting, and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as additional paid-in capital. ASU 2020-06 also amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. The Company adopted ASU 2020-06 effective January 1, 2021. As the Company had no outstanding convertible instruments as of that date, the adoption of ASU 2020-06 had no effect.

In May 2021, the FASB issued ASU No. 2021-04, which provides guidance on modifications or exchanges of a freestanding equity-classified written call option that is not within the scope of another Topic. An entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as an exchange of the original instrument for a new instrument, and provides further guidance on measuring the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange. ASU 2021-04 also provides guidance on the recognition of the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange on the basis of the substance of the transaction, in the same manner as if cash had been paid as consideration. The Company adopted ASU 2021-04 on January 1, 2022. The Company has no freestanding equity-classified written call options. The effect will largely depend on the terms of written call options or financings issued or modified in the future.

Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss model which requires the use of forward-looking information to calculate credit loss estimates. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in earlier recognition of credit losses. In November 2019, the FASB issued ASU 2019-10, which defers the effective date of ASU 2016-13 to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, for public entities which meet the definition of a smaller reporting company on the date the ASU was issued. The Company will adopt ASU 2016-13 effective January 1, 2023. Management is currently evaluating the effect of the adoption of ASU 2016-13 on the consolidated financial statements. The effect will largely depend on the composition and credit quality of our investment portfolio and the economic conditions at the time of adoption.

In October 2021, the FASB issued ASU No. 2021-08, which will require companies to apply the definition of a performance obligation under ASC Topic 606 to recognize and measure contract assets and contract liabilities (i.e., deferred revenue) relating to contracts with customers that are acquired in a business combination. Under current U.S. GAAP, an acquirer generally recognizes assets acquired and liabilities assumed in a business combination, including contract assets and contract liabilities arising from revenue contracts with customers, at fair value on the acquisition date. ASU No. 2021-08 will result in the acquirer recording acquired contract assets and liabilities on the same basis that would have been recorded by the acquiree before the acquisition under ASC Topic 606. ASU No. 2021-08 is effective for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its financial statements and the effects will be based upon the contract assets and liabilities acquired in the future.

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02 which requires lessees to recognize a right-of-use asset and lease liability for all leases. Recognition, measurement and presentation of expenses depends on classification as a finance or operating lease. The Company adopted ASU 2016-02 as of January 1, 2019, using a modified retrospective transition method. The Company elected the practical expedient to not apply the provisions of ASC 842 to leases of twelve months or less.

The lease liability was based on the present value of the remaining minimum lease payments, determined under ASC 842, discounted using the Company’s incremental borrowing rate at the effective date of January 1, 2019, using the original lease term as the tenor. As permitted under the transition guidance, the Company elected the package of practical expedients that permitted the Company to not reassess (1) whether a contract is or contains a lease, (2) the classification of existing leases, and (3) whether previously capitalized costs continue to qualify as initial indirect costs. The application of the practical expedients did not have a significant impact on the measurement of the operating lease liability. The adoption of ASU 2016-02 resulted in the recording of operating right-of-use assets and the related lease liabilities of $3.6 million and $3.7 million, respectively, as of January 1, 2019. The difference between the additional right-of-use assets and lease liabilities was immaterial. The adoption of ASU 2016-02 did not materially impact the consolidated statement of operations and had no impact on the consolidated statement of cash flows. Refer to Note 13 for additional information.

In July 2017, the FASB issued ASU No. 2017-11, which applies to issuers of financial instruments with down round features. A down round feature is a term in an equity-linked financial instrument (i.e. a freestanding warrant contract or an equity conversion feature embedded within a host debt or equity contract) that triggers a downward adjustment to the instrument’s strike price (or conversion price) if equity shares are issued at a lower price (or equity-linked financial instruments are issued at a lower strike price) than the instrument’s then-current strike price. The purpose of the feature is typically to protect the instrument’s counterparty from future issuances of equity shares at a more favorable price. ASU 2017-11 amends (1) the classification of such instruments as liabilities or equity by revising the certain guidance relative to evaluating if they must be accounted for as derivative instruments, and (2) the guidance on recognition and measurement of freestanding equity-classified instruments. The Company adopted ASU 2017-11 as of January 1, 2019 on a prospective basis. Refer to Note 15 for additional information.

In June 2018, the FASB issued ASU No. 2018-07, which largely aligns the measurement and classification guidance for share-based payments to nonemployees with the guidance for share-based payments to employees. ASU 2018-07 also clarifies that any share-based payment issued to a customer should be evaluated under ASC 606. The Company adopted ASU 2018-07 as of January 1, 2019 on a modified retrospective basis. There was no impact to the consolidated financial statements because the Company did not have material payments in the year ended December 31, 2019.

In December 2019, the FASB issued ASU No. 2019-12, which simplifies the accounting for income taxes by removing certain exceptions currently provided for in ASC 740 and by amending certain other requirements of ASC 740. The Company adopted ASU 2019-12 effective January 1, 2021. The effect of the adoption of ASU 2019-12 was not material.

In August 2020, the FASB issued ASU No. 2020-06, which simplifies the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current U.S. GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting, and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as additional paid-in capital. ASU 2020-06 also amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. The Company adopted ASU 2020-06 effective January 1, 2021. As the Company had no outstanding convertible instruments as of that date, the adoption of ASU 2020-06 had no effect.

Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss model which requires the use of forward-looking information to calculate credit loss estimates. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in earlier recognition of credit losses. In November 2019, the FASB issued ASU 2019-10, which defers the effective date of ASU 2016-13 to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, for public entities which meet the definition of a smaller reporting company on the date the ASU was issued. The Company will adopt ASU 2016-13 effective January 1, 2023. Management is currently evaluating the effect of the adoption of ASU 2016-13 on the consolidated financial statements. The effect will largely depend on the composition and credit quality of our investment portfolio and the economic conditions at the time of adoption.

In May 2021, the FASB issued ASU No. 2021-04, which provides guidance on modifications or exchanges of a freestanding equity-classified written call option that is not within the scope of another Topic. An entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as an exchange of the original instrument for a new instrument, and provides further guidance on measuring the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange. ASU 2021-04 also provides guidance on the recognition of the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange on the basis of the substance of the transaction, in the same manner as if cash had been paid as consideration. The Company will adopt ASU 2021-04 on January 1, 2022. The Company has no freestanding equity-classified written call options. The effect will largely depend on the terms of written call options or financings issued or modified in the future.

In October 2021, the FASB issued ASU No. 2021-08, which will require companies to apply the definition of a performance obligation under ASC Topic 606 to recognize and measure contract assets and contract liabilities (i.e., deferred revenue) relating to contracts with customers that are acquired in a business combination. Under current U.S. GAAP, an acquirer generally recognizes assets acquired and liabilities assumed in a business combination, including contract assets and contract liabilities arising from revenue contracts with customers, at fair value on the acquisition date. ASU No. 2021-08 will result in the acquirer recording acquired contract assets and liabilities on the same basis that would have been recorded by the acquiree before the acquisition under ASC Topic 606. ASU No. 2021-08 is effective for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its financial statements and the effects will be based upon the contract assets and liabilities acquired in the future.